Mining Interest Schedule	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Mining Interest Schedule

	Cost					Accumulated depreciation				Net carrying value
	Balance at Dec. 31, 2018	Additions	Disposals / write-offs	Reclass / Impairment reversal	Balance at Dec. 31, 2019	Balance at Dec. 31, 2018	Depreciation	Disposals / write-offs	Balance at Dec. 31, 2019	As at Dec. 31, 2019	As at Dec. 31, 2018
	$	$	$	$	$	$	$	$	$	$	$

Property, plant and equipment (depletable)
Fekola	1,168,491	156,894	(2,520)	—	1,322,865	(144,335)	(115,676)	1,431	(258,580)	1,064,285	1,024,156
Masbate	681,509	40,867	(7,435)	100,477	815,418	(248,021)	(51,859)	4,264	(295,616)	519,802	433,488
Otjikoto	575,127	64,266	(729)	—	638,664	(238,579)	(85,288)	715	(323,152)	315,512	336,548
Limon	217,263	35,099	(252,362)	—	—	(149,541)	(10,608)	160,149	—	—	67,722
Libertad	315,569	20,721	(336,290)	—	—	(295,715)	(5,712)	301,427	—	—	19,854
	2,957,959	317,847	(599,336)	100,477	2,776,947	(1,076,191)	(269,143)	467,986	(877,348)	1,899,599	1,881,768

Exploration & evaluation properties (non-depletable)
Kiaka	73,173	3,634	—	—	76,807	—	—	—	—	76,807	73,173
Anaconda Regional	21,903	5,236	—	—	27,139	—	—	—	—	27,139	21,903
Toega	19,581	2,440	—	(22,021)	—	—	—	—	—	—	19,581
Mocoa Royalty	10,230	—	—	—	10,230	—	—	—	—	10,230	10,230
Ondundu	8,273	1,505	—	—	9,778	—	—	—	—	9,778	8,273
Finland	5,947	750	—	—	6,697	—	—	—	—	6,697	5,947
Other	13,542	8,557	(7,778)	—	14,321	—	—	—	—	14,321	13,542
	152,649	22,122	(7,778)	(22,021)	144,972	—	—	—	—	144,972	152,649

Corporate
Office, furniture & equipment	2,518	2,453	—	—	4,971	(1,838)	(973)	—	(2,811)	2,160	680

	3,113,126	342,422	(607,114)	78,456	2,926,890	(1,078,029)	(270,116)	467,986	(880,159)	2,046,731	2,035,097

Investments in joint ventures and associates (accounted for using the equity method)
Gramalote	72,078	5,187	—	—	77,265	—	—	—	—	77,265	72,078
Calibre	—	51,050	—	2,421	53,471	—	—	—	—	53,471	—
	72,078	56,237	—	2,421	130,736	—	—	—	—	130,736	72,078

	3,185,204	398,659	(607,114)	80,877	3,057,626	(1,078,029)	(270,116)	467,986	(880,159)	2,177,467	2,107,175

	Cost					Accumulated depreciation				Net carrying value
	Balance at Dec. 31, 2017	Additions	Disposals / write-offs / impairment	Reclass	Balance at Dec. 31, 2018	Balance at Dec. 31, 2017	Depreciation	Disposals / write-offs	Balance at Dec. 31, 2018	As at Dec. 31, 2018	As at Dec. 31, 2017
	$	$	$	$	$	$	$	$	$	$	$

Property, plant and equipment (depletable)
Fekola	1,094,784	71,767	(325)	2,265	1,168,491	(35,477)	(108,895)	37	(144,335)	1,024,156	1,059,307
Masbate	625,722	56,598	(811)	—	681,509	(193,925)	(54,907)	811	(248,021)	433,488	431,797
Otjikoto	527,069	52,386	(4,328)	—	575,127	(163,153)	(76,608)	1,182	(238,579)	336,548	363,916
Limon	173,358	30,836	13,069	—	217,263	(127,740)	(22,124)	323	(149,541)	67,722	45,618
Libertad	335,651	31,544	(51,626)	—	315,569	(263,838)	(32,501)	624	(295,715)	19,854	71,813
	2,756,584	243,131	(44,021)	2,265	2,957,959	(784,133)	(295,035)	2,977	(1,076,191)	1,881,768	1,972,451

Exploration & evaluation properties (non-depletable)
Kiaka	69,989	2,697	—	487	73,173	—	—	—	—	73,173	69,989
Anaconda Regional	17,211	4,692	—	—	21,903	—	—	—	—	21,903	17,211
Toega	10,603	8,978	—	—	19,581	—	—	—	—	19,581	10,603
Mocoa	29,041	7	(18,186)	(632)	10,230	—	—	—	—	10,230	29,041
Ondundu	5,246	3,027	—	—	8,273	—	—	—	—	8,273	5,246
Finland	2,991	2,956	—	—	5,947	—	—	—	—	5,947	2,991
Other	15,890	5,779	(7,640)	(487)	13,542	—	—	—	—	13,542	15,890
	150,971	28,136	(25,826)	(632)	152,649	—	—	—	—	152,649	150,971

Corporate
Office, furniture & equipment	2,264	254	—	—	2,518	(1,553)	(285)	—	(1,838)	680	711

	2,909,819	271,521	(69,847)	1,633	3,113,126	(785,686)	(295,320)	2,977	(1,078,029)	2,035,097	2,124,133

Investments in joint ventures and associates (accounted for using the equity method)
Gramalote	65,830	6,248	—	—	72,078	—	—	—	—	72,078	65,830

	2,975,649	277,769	(69,847)	1,633	3,185,204	(785,686)	(295,320)	2,977	(1,078,029)	2,107,175	2,189,963